Net Revenues - Movement in Discounts and Other Reductions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movement in Chargebacks
Balance at beginning of year	€ 386	€ 318	€ 264
Current estimate related to sales made in current and previous periods	2,524	1,892	1,525
(Actual returns or credits in current period related to sales made in current and previous periods)	(2,391)	(1,842)	(1,460)
Translation differences	(51)	18	(11)
Balance at end of year	468	386	318
Movement in Cash discounts
Balance at beginning of year	7	7	6
Current estimate related to sales made in current and previous periods	115	93	82
(Actual returns or credits in current period related to sales made in current and previous periods)	(106)	(92)	(81)
Translation differences	(5)	(1)
Balance at end of year	11	7	7
Movement in Volume rebates
Balance at beginning of year	41	24	24
Current estimate related to sales made in current and previous periods	60	76	59
(Actual returns or credits in current period related to sales made in current and previous periods)	(73)	(61)	(58)
Translation differences	(6)	2	(1)
Balance at end of year	22	41	24
Movement in Medicare / Medicaid
Balance at beginning of year	25	26	27
Current estimate related to sales made in current and previous periods	182	72	68
(Actual returns or credits in current period related to sales made in current and previous periods)	(133)	(75)	(68)
Translation differences	(5)	2	(1)
Balance at end of year	69	25	26
Movement in Other discounts
Balance at beginning of year	102	35	26
Current estimate related to sales made in current and previous periods	197	144	63
(Actual returns or credits in current period related to sales made in current and previous periods)	(178)	(77)	(54)
Translation differences	(2)
Balance at end of year	119	102	35
Total movement in discounts and other reductions
Balance at beginning of year	561	410	347
Current estimate related to sales made in current and previous periods	3,078	2,277	1,797
(Actual returns or credits in current period related to sales made in current and previous periods)	(2,881)	(2,147)	(1,721)
Translation differences	(69)	21	(13)
Balance at end of year	€ 689	€ 561	€ 410